WABF-P2 6/26

FRANKLIN TEMPLETON ETF TRUST

SUPPLEMENT DATED JUNE 12, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF WESTERN ASSET BOND ETF (THE “FUND”)

Effective June 30, 2026, Western Asset Management Company Ltd (“Western Asset Japan”) will cease to serve as a sub-subadvisor to the Fund. Accordingly, all references to, and information regarding, Western Asset Japan are deleted in their entirety effective June 30, 2026.

Please retain this supplement for future reference.